INCOME TAXES - Schedule of Components of Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Current income tax expense	$ 80	$ 193	$ 135
Deferred income tax expense (benefit)	77	96	(554)
Income tax expense (benefit)	$ 157	$ 289	$ (419)